Related Party Transactions (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	[1]	Dec. 31, 2016	Dec. 31, 2015
Intel Corporation [Member]
Related Party Transaction [Line Items]
Software services provided to					$ 271	$ 6,204
Hardware sold to						55
Intel (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		$ 9			9	5
Intel Asia-Pacific Research and Development Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		65			119	328
Intel (China) Research Center Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		8			$ 57
Qualcomm India Private Limited [Member]
Related Party Transaction [Line Items]
Software services provided to	[2]	3,967
Hardware sold to	[2]	12
Qualcomm Incorporated [Member]
Related Party Transaction [Line Items]
Purchased from	[2]	398
Qualcomm CDMA Technologies Asia Pacific PTE Ltd. [Member]
Related Party Transaction [Line Items]
Purchased from	[2]	1,732
Qualcomm Technologies, Inc. [Member]
Related Party Transaction [Line Items]
Purchased from	[2]	$ 75

[1]	Upon the consummation of the Merger, both entities ceased to be the shareholders of the Group.
[2]	Upon the consummation of the Merger, the entity ceased to be a substantial shareholder of the Group.